Parent only Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.125	$ 0.125
Ordinary shares, shares authorized		18,000,000	18,000,000
Ordinary shares, shares issued		58,106	58,106
Ordinary shares, shares outstanding		58,106	58,106
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized	[1]	2,000,000	2,000,000
Ordinary shares, shares issued	[1]	160,000	160,000
Ordinary shares, shares outstanding	[1]	160,000	160,000

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026 and (ii) further share consolidation of every 5 issued and unissued Class A ordinary shares of a par value of US$0.00005 each into 1 Class A ordinary share of a par value of US$0.00025 each, at an aggregate ratio of 1-for-5, which became effective on September 8, 2026 and (iii) The Company will effect a reverse stock split of its Class A ordinary shares on a 1-for-10, which became effective on November 9, 2026, The Company’s Class B ordinary shares will not be subject to the Reverse Stock Split and will remain unchanged.